Summary of significant accounting policies - Movement of provision for loan receivables from Xiaoying Credit Loans and other loans (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	¥ 106,479,154	$ 14,997,275	¥ 55,335,741	¥ 102,555,784
Provision for loans receivable	233,350,276	32,866,699	164,641,879	76,395,168
Charge-offs	(151,109,981)	(21,283,395)	(113,498,466)	(123,615,211)
Allowance for loans receivable at end of the year	188,719,449	26,580,579	106,479,154	55,335,741
Recoveries of charge-off of loans receivables	13,488,360	1,899,796	12,189,107	8,803,265
Xiaoying Credit Loans and Revolving Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	106,479,154
Allowance for loans receivable at end of the year	188,719,449		106,479,154
Xiaoying Housing Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loans receivable	(4,213,234)	(593,422)	(6,066,176)	(377,559)
Charge-offs	(4,213,234)	(593,422)	(6,066,176)	(377,559)
Recoveries of charge-off of loans receivables	5,617,646	791,229	8,088,235	35,784,680
Xiaoying Credit Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	103,630,827	14,596,097	54,725,057	70,615,780
Provision for loans receivable	234,237,584	32,991,673	160,131,434	80,823,776
Charge-offs	(149,149,536)	(21,007,272)	(111,225,664)	(96,714,499)
Allowance for loans receivable at end of the year	188,718,875	26,580,498	103,630,827	54,725,057
Xiaoying Revolving Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	2,848,327	0	610,684	31,940,004
Provision for loans receivable	(2,737,290)	(385,539)		(4,428,608)
Charge-offs	(2,737,290)	(385,539)	(610,684)	(26,900,712)
Allowance for loans receivable at end of the year		0	2,848,327	¥ 610,684
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	2,848,327	401,178
Provision for loans receivable	1,849,982	260,565	4,510,445
Charge-offs	(4,697,735)	(661,662)	(1,662,118)
Allowance for loans receivable at end of the year	574	$ 81	2,848,327
Xiaoying Credit Loans and other loans | Loans Facilitated In 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at beginning of the year	69,531,421
Allowance for loans receivable at end of the year			¥ 69,531,421
Xiaoying Credit Loans and other loans | Loans Facilitated In 2023 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loans receivable at end of the year	¥ 81,578,560